Summary Prospectus and
Prospectus Supplement

March 3, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 3, 2022 to the Morgan Stanley Institutional Fund Trust
Summary Prospectus and Prospectus dated January 28, 2022

Discovery Portfolio (the "Fund")

Effective March 15, 2022, the Fund will recommence offering Class I, Class A, Class C and Class IS shares.

Please retain this supplement for future reference.

  IFTDISCSUMPROPSPT 3/22

Statement of Additional Information Supplement

March 3, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated March 3, 2022 to the Morgan Stanley Institutional Fund Trust
Statement of Additional Information dated January 28, 2022

Discovery Portfolio (the "Fund")

Effective March 15, 2022, the Fund will recommence offering Class I, Class A, Class C and Class IS shares.

Please retain this supplement for future reference.